Land use rights (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Expected Net Proceeds From Auction			¥ 1,617,100
Gain Loss On Disposition Of Assets Related To Subsidiary	¥ (143,016)	$ (20,599)	1,167,317	¥ 0
Property, Plant and Equipment, Net, Total	4,879,086		6,846,482		$ 702,735
Equity Method Investment, Realized Gain (Loss) on Disposal	97,124	13,989	0	0
Equity Method Investment, Amount Sold			735,000
Proceeds from Sale of Equity Method Investments	470,000		265,000	¥ 735,000
Land [Member]
Property, Plant and Equipment, Net, Total			186,111
Building [Member]
Property, Plant and Equipment, Net, Total			263,624
Fine Silicon [Member]
Land Reacquisition and Compensation Agreement, Aggregate Proceeds from Auction			1,875,600
Required Contribution To Be Made By Government			258,500
Expected Net Proceeds From Auction			1,617,100
Proceeds from Sale of Land Held-for-use		$ 103	¥ 1,370,800
Government Contract Receivable	143,016				20,599
Refunds Due under Government Contracts	¥ 143,016				$ 20,599